GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Identifiable Intangible Assets
The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset:

	At September 30, 2025			At September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Average Life (Years)	Gross Carrying Amount	Accumulated Amortization
Customer relationships & other	$284,984	$61,291	16	$284,957	$46,144
Technology, patents & other	7,707	4,038	3	6,415	3,207
Total amortizable intangible assets	292,691	65,329		291,372	49,351
Trademarks	136,593	—		243,593	—
Total intangible assets	$429,284	$65,329		$534,965	$49,351